SIGNIFICANT TRANSACTIONS - Sales of Pakistan Tower and VEON Wholesale Services Narrative (Details) - USD ($) $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2025	Apr. 02, 2025	Mar. 07, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments in subsidiaries
Reclassification of foreign currency translation reserve				$ 19.0	$ 454.0	$ 19.0	$ 454.0
VEON Wholesale Services B.V.
Investments in subsidiaries
Cash consideration			$ (3.0)
Loss recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 5.0
Proportion of ownership interest in subsidiary			100.00%
Sale and leaseback of Deodar
Investments in subsidiaries
Cash consideration	$ 562.5							$ (548.0)
Less: balances acquired	187.5
Consideration Paid (Received), Monthly Instalment	$ 20.0
Consideration payment period	19 months
Lease period	12 years
Lease liabilities	$ 633.0							633.0
Right of use assets recognized	333.0							333.0
Gain on disposal	300.0							502.0
Reclassification of foreign currency translation reserve	454.0							454.0
Deferred tax asset, net	109.0							$ 109.0
Sale and leaseback of Deodar | Present value
Investments in subsidiaries
Cash consideration	$ 547.5